Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2016
Registrant Name	DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Central Index Key	0000796251
Amendment Flag	false
Document Creation Date	Oct. 07, 2016
Document Effective Date	Oct. 07, 2016
Prospectus Date	Oct. 10, 2016
Administrative Shares Prospectus | Dreyfus Cash Management | administrative shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Administrative Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | Dreyfus Treasury Securities Cash Management | Administrative Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DARXX
Administrative Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Administrative Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEAXX
Administrative Shares Prospectus | Dreyfus Municipal Cash Management Plus | Administrative Shares | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DAMXX
Administrative Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Administrative Shares | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DAYXX
Agency Shares Prospectus | Dreyfus Cash Management | Agency Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DMCXX
Agency Shares Prospectus | Dreyfus Government Cash Management | Agency Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DGMXX
Agency Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Agency Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DRPXX
Agency Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Agency Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DYAXX
Agency Shares Prospectus | Dreyfus Treasury Securities Cash Management | Agency Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DSAXX
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Institutional Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | Dreyfus Municipal Cash Management Plus | Institutional Shares | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Institutional Shares | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DIYXX
Institutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DIIXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Investor Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus Treasury Securities Cash Management | Investor Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DVRXX
Investor Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Investor Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | Dreyfus Municipal Cash Management Plus | Investor Shares | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Investor Shares | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DAIXX
Participant Shares Prospectus | Dreyfus Cash Management | participant shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares | DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Participant Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | Dreyfus Treasury Securities Cash Management | Participant Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Participant Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEPXX
Participant Shares Prospectus | Dreyfus Municipal Cash Management Plus | Participant Shares | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DMPXX
Participant Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Participant Shares | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DFPXX
Premier Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Premier Shares | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Prospectus:
Trading Symbol	DYPXX